Significant Accounting Policies (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Weighted average interest rates			0.53%
Contract liabilities under deferred revenues			$ 3,888	$ 2,490
Revenues			853
Revenues included in contract liabilities			$ 507
Percentage of deposits on monthly salary			8.33%
Severance pay expense			$ 53	$ 46	$ 42
Maximum percentage of realization on ultimate settlement			50.00%
Total number of shares subject to outstanding unlisted options (in Shares)	397,203,840	195,263,840	18,422,700	11,923,400	2,673,400